Cover	Nov. 13, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39136
Entity Registrant Name	micromobility.com Inc.
Entity Central Index Key	0001788841
Entity Tax Identification Number	84-3015108
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Broome Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(917)
Local Phone Number	675-7157
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, $0.00001 par value
Title of 12(b) Security	Class A Common Stock, $0.00001 par value
Trading Symbol	MCOM
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of Class A Common Stock
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A Common Stock
Trading Symbol	MCOMW
Security Exchange Name	NASDAQ